UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment              [ ] Amendment Number: _____
This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: TAMRO Capital Partners LLC
Address: 1660 Duke Street, Suite 200
Alexandria, VA 22314

Form 13F File Number: 28-10212

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Betsy M. Moszeter,
Title: Chief Operating Officer & Chief Compliance Officer
Phone: 703-740-1011

Signature, Place, and Date of Signing:
Betsy Moszeter Alexandria, VA May 2, 2008

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number Name
-------------------- ----

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 104

Form 13F Information Table Value Total: 653,019 (x1000)

List of Other Included Managers:


TAMRO HOLDINGS AS OF 3/31/08

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

Column 1                        Column 2   Column 3   Column 4   Column 5       Column 6         Column 7         Column 8
                                                                           Investment Discretion               Voting Authority
Name of Issuer             Title of Class  Cusip  Value (x$1000) Shares   Sole  Shared   Other   Other Mgrs  Sole  Shared   None
--------------                  --------    -----  ------------    ------   ------ ----- -------- --------   ----  -----   ----

99 Cents Only Stores             COMMON   65440K106       43     4350 SH           X                             0         4,350
ACCO Brands Corp.                COMMON   00081T108    11173   823340 SH           X                       621,950       201,390
AES Corp.                        COMMON   00130H105     2060   123590 SH           X                        16,410       107,180
AMN Healthcare Services Inc.     COMMON   001744101     8516   552300 SH           X                       419,330       132,970
Activision Inc.                  COMMON   004930202     1925    70475 SH           X                         7,400        63,075
Alcoa Inc.                       COMMON   013817101     2034    56397 SH           X                         8,097        48,300
Allied Capital Corp.             COMMON   01903Q108     1236    67090 SH           X                         6,155        60,935
Alpha Natural Resources Inc.     COMMON   02076X102     6206   142862 SH           X                       108,023        34,839
Anadarko Pete Corp.              COMMON   032511107     2835    44975 SH           X                         6,005        38,970
Analogic Corp.                   COMMON   032657207    12349   185587 SH           X                       140,237        45,350
Anheuser-Busch Cos. Inc.         COMMON   035229103     2847    59990 SH           X                         7,915        52,075
Apollo Group Inc.                COMMON   037604105     1185    27430 SH           X                         3,695        23,735
Avery Dennison Corp.             COMMON   053611109       49      995 SH           X                             0           995
Avocent Corp.                    COMMON   053893103     5985   354115 SH           X                       267,510        86,605
Baldor Elec Co.                  COMMON   057741100    12294   439081 SH           X                       313,536       125,545
Berkshire Hathaway Inc. (Cl B)   COMMON   084670207     4285      958 SH           X                           128           830
Blue Nile Inc.                   COMMON   09578R103     7263   134135 SH           X                       101,320        32,815
Bob Evans Farms Inc.             COMMON   096761101    14242   516190 SH           X                       389,965       126,225
Calamos Asset Management Inc.    COMMON   12811R104    14178   870880 SH           X                       599,700       271,180
CarMax Inc.                      COMMON   143130102       38     1965 SH           X                             0         1,965
Carter's Inc.                    COMMON   146229109     9820   608065 SH           X                       459,350       148,715
Cbeyond Inc.                     COMMON   149847105     2899   154280 SH           X                       116,670        37,610
Champion Enterprises Inc.        COMMON   158496109       33     3325 SH           X                             0         3,325
Chevron Corp.                    COMMON   166764100     1431    16765 SH           X                             0        16,765
Cisco Systems Inc.               COMMON   17275R102     2277    94530 SH           X                        12,540        81,990
Coca-Cola Co.                    COMMON   191216100     2763    45396 SH           X                         5,651        39,745
Cognex Corp.                     COMMON   192422103       54     2480 SH           X                             0         2,480
Comcast Corp. (Cl A)             COMMON   20030N101     1812    93687 SH           X                        12,412        81,275
Corinthian Colleges Inc.         COMMON   218868107    11156  1543010 SH           X                     1,045,185       497,825
Corning Inc.                     COMMON   219350105     1584    65900 SH           X                         8,725        57,175
DRS Technologies Inc.            COMMON   23330X100    11419   195935 SH           X                       148,100        47,835
Discovery Holdings               COMMON   25468Y107       30     1420 SH           X                             0         1,420
Double-Take Software Inc.        COMMON   258598101     9789   838064 SH           X                       633,128       204,936
E.I. DuPont de Nemours & Co.     COMMON   263534109     2319    49601 SH           X                         7,761        41,840
EMC Corp.                        COMMON   268648102     2519   175640 SH           X                        23,465       152,175
Electronic Arts Inc.             COMMON   285512109     2521    50495 SH           X                         6,585        43,910
Emulex Corp.                     COMMON   292475209     9151   563505 SH           X                       425,670       137,835
Exxon Mobil Corp.                COMMON   30231G102      211     2489 SH           X                         2,489             0
F5 Networks Inc.                 COMMON   315616102     9995   550095 SH           X                       380,220       169,875
FalconStor Software Inc.         COMMON   306137100    12517  1644761 SH           X                     1,174,840       469,921
GAMCO Investors Inc.             COMMON   361438104    10881   216073 SH           X                       163,261        52,812
General Cable Corp.              COMMON   369300108    11308   191428 SH           X                       144,728        46,700
General Electric Co.             COMMON   369604103     3146    84995 SH           X                        11,265        73,730
Genetech Inc.                    COMMON   368710406     2547    31380 SH           X                         4,120        27,260
Goldman Sachs Group Inc.         COMMON   38141G104     1775    10735 SH           X                         1,445         9,290
Hain Celestial Group Inc.        COMMON   405217100    23816   807335 SH           X                       562,130       245,205
Helmerich & Payne Inc.           COMMON   423452101    12495   266597 SH           X                       200,962        65,635
Intuit Inc.                      COMMON   461202103     1772    65615 SH           X                         8,700        56,915
JPMorgan Chase & Co.             COMMON   46625H100     2023    47112 SH           X                         6,247        40,865
Janus Capital Group Inc.         COMMON   47102X105     1306    56110 SH           X                         7,485        48,625
Johnson & Johnson                COMMON   478160104      997    15375 SH           X                         2,035        13,340
KBW Inc                          COMMON   482423100    11919   540562 SH           X                       408,382       132,180
Knight Capital Group Inc.        COMMON   499005106    16354  1007050 SH           X                       761,220       245,830
L-1 Identity Solutions Inc.      COMMON   50212A106     8714   655210 SH           X                       494,980       160,230
Lance Inc.                       COMMON   514606102     4735   241580 SH           X                       182,660        58,920
Legg Mason Inc.                  COMMON   524901105     1178    21040 SH           X                         2,755        18,285
Lexington Realty Trust           COMMON   529043101    12934   897555 SH           X                       678,050       219,505
ManTech Int'l Corp.              COMMON   564563104    15378   339032 SH           X                       256,167        82,865
Massey Energy Co.                COMMON   576206106     6289   172304 SH           X                       130,180        42,124
McDonald's Corp.                 COMMON   580135101      982    17604 SH           X                         2,459        15,145
Merck & Co. Inc.                 COMMON   589331107     1984    52270 SH           X                         6,950        45,320
Microsoft Corp.                  COMMON   594918104     2567    90445 SH           X                        11,810        78,635
NBTY Inc.                        COMMON   628782104     8549   285450 SH           X                       215,655        69,795
National Oilwell Varco Inc.      COMMON   637071101     1774    30395 SH           X                         4,065        26,330
NetApp Inc.                      COMMON   64110D104     1383    68960 SH           X                         9,145        59,815
OraSure Technologies Inc.        COMMON   68554V108    12623  1726853 SH           X                     1,302,156       424,697
Oracle Corp.                     COMMON   68389X105     1843    94200 SH           X                        11,920        82,280
Packeteer Inc.                   COMMON   695210104     9064  1780808 SH           X                     1,338,840       441,968
Performance Food Group Co.       COMMON   713755106    15381   470642 SH           X                       355,522       115,120
Perrigo Co.                      COMMON   714290103    20816   551715 SH           X                       416,835       134,880
Prestige Brands Holdings Inc.    COMMON   74112D101     4979   608710 SH           X                       459,879       148,831
Quality Systems Inc.             COMMON   747582104     5159   172700 SH           X                       130,530        42,170
Raymond James Financial Inc.     COMMON   754730109    12860   559596 SH           X                       422,834       136,762
Raytheon Co.                     COMMON   755111507      239     3705 SH           X                         3,705             0
RightNow Technologies Inc.       COMMON   76657R106    10082   847240 SH           X                       640,030       207,210
Safeguard Scientifics Inc.       COMMON   786449108     5967  4004994 SH           X                     3,012,025       992,969
Schering-Plough Corp.            COMMON   806605101     1436    99628 SH           X                        13,213        86,415
SeaChange International Inc.     COMMON   811699107     2813   400075 SH           X                       302,501        97,574
Southwest Airlines Co.           COMMON   844741108     1588   128090 SH           X                        16,970       111,120
Steelcase Inc.                   COMMON   858155203     9645   872104 SH           X                       656,701       215,403
Sun Microsystems Inc.            COMMON   866810104       38     2435 SH           X                             0         2,435
SunOpta Inc.                     COMMON   8676EP108     7214  1414480 SH           X                     1,058,205       356,275
Sysco Corp.                      COMMON   871829107     1661    57235 SH           X                         7,470        49,765
TIBCO Software Inc.              COMMON   88632Q103    13636  1909825 SH           X                     1,442,715       467,110
Take-Two Interactive Software    COMMON   874054109     5676   222420 SH           X                       168,310        54,110
Teleflex Inc.                    COMMON   879369106    10902   228495 SH           X                       172,630        55,865
Treehouse Foods Inc.             COMMON   89469A104     5711   249835 SH           X                       188,890        60,945
United Natural Foods Inc.        COMMON   911163103     9503   507930 SH           X                       383,785       124,145
United Parcel Service Inc.       COMMON   911312106     1877    25700 SH           X                         3,420        22,280
United Therapeutics Corp.        COMMON   91307C102    11806   136172 SH           X                       102,796        33,376
Vail Resorts Inc.                COMMON   91879Q109     8948   185295 SH           X                       139,965        45,330
Verizon Communications Inc.      COMMON   92343V104     1991    54620 SH           X                         7,405        47,215
WM. Wrigley Jr. Co.              COMMON   982526105     2349    37375 SH           X                         5,475        31,900
Wal-Mart Stores Inc.             COMMON   931142103     2170    41190 SH           X                         5,490        35,700
Walgreen Co.                     COMMON   931422109     2749    72160 SH           X                         9,680        62,480
Washington Post Co.              COMMON   939640108       65       99 SH           X                             0            99
Washington REIT                  COMMON   939653101    14382   430355 SH           X                       325,154       105,201
Watson Wyatt Worldwide Inc.      COMMON   942712100    16355   288190 SH           X                       217,730        70,460
Whiting Petroleum Corp.          COMMON   966387102    19234   297508 SH           X                       224,769        72,739
Willbros Group Inc.              COMMON   969199108    15871   518646 SH           X                       393,836       124,810
Wilmington Trust CP              COMMON   971807102     9802   315180 SH           X                       237,930        77,250
XTO Energy Inc.                  COMMON   98385X106     2666    43091 SH           X                         5,736        37,355
Yahoo! Inc.                      COMMON   984332106       15      510 SH           X                             0           510
eBay Inc.                        COMMON   278642103     2054    68830 SH           X                         9,140        59,690

                                                    $653,019
